Share based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Payment Arrangement, Activity
The following table summarizes activities of the Company’s RSUs for the years ended December 31, 2022 and 2023:

	Number of RSUs	Weighted Average Exercise Price	Weighted Average Fair value at grant date	Weighted remaining contractual years	Aggregate intrinsic value
		US$	US$
Outstanding at January 1, 2022	18,995,595	0.23	5.10	—	—
Granted (new RSUs)	6,680,560	0.56	6.92	—	—
Granted (replacement RSUs)	3,419,811	0.13	1.47	—	—
Forfeited	(1,244,394)	0.54	4.97	—	—
Replaced	(3,419,811)	1.24	1.47	—	—
Outstanding at December 31, 2022	24,431,761	0.15	5.60	—	—
Granted (new RSUs)	4,803,035	1.98	1.65	—	—
Granted (replacement RSUs)	4,175,352	0.21	4.88	—	—
Forfeited	(1,336,110)	0.29	5.13	—	—
Replaced	(4,175,352)	0.63	4.11	—	—
Exercised	(12,864,832)	0.05	—	—	—
Outstanding at December 31, 2023	15,033,854	0.69	4.91	—	—
Vested and expected to vest as of December 31, 2023	15,033,854	0.69	4.91	8.66	60,132
Exercisable as of December 31, 2023	13,571,754	0.42	5.36	8.53	60,959
The following table summarizes activities of the options for the years ended December 31, 2022 and 2023:

	Number of options	Weighted Average Exercise Price	Weighted Average Fair value at grant date	Weighted remaining contractual years	Aggregate intrinsic value
		US$	US$
Outstanding at January 1, 2022	13,281,043	9.70	2.92
Granted	2,354,744	9.70	3.39
Forfeited	(2,782,423)	9.70	2.31
Outstanding at December 31, 2022	12,853,364	9.70	3.14
Granted	157,368	4.21	3.12
Forfeited	(1,750,014)	9.70	3.32
Outstanding at December 31, 2023	11,260,718	9.62	3.11
Vested and expected to vest as of December 31, 2023	11,260,718	9.62	3.11	7.73	—
Exercisable as of December 31, 2023	8,815,574	9.60	2.94	7.72	—

Summary of fair value of options granted that are estimated using the binomial model
The fair value of the RSUs granted in 2021, 2022 and 2023 under the 2019 RSU Plan was estimated using the binomial model with the following assumptions used:

	Year ended December 31,
	2021	2022	2023
Risk-free rate of return	0.35% – 2.70%	1.61% - 4.12%	2.65% - 4.25%
Volatility	41.13% – 50.60%	44.15% - 48.12%	44.58% - 44.73%
Expected dividend yield	0.0%	0.0%	0.0%
Fair value of underlying ordinary share	US$4.26-US$7.45 (equivalent to RMB27.97-RMB47.51)	US$7.57-US$9.05 (equivalent to RMB48.29-RMB64.98)	US$3.68 - US$6.91 (equivalent to RMB26.46-RMB49.90)
Expected terms	10 years	10 years	10 years
The fair value of the options granted in 2021, 2022 and 2023 was estimated using the binomial model with the following assumptions used:

	Year ended December 31,
	2021	2022	2023
Risk-free rate of return	1.20% – 1.65%	1.63% – 3.83%	3.79% – 3.88%
Volatility	44.03% – 44.47%	44.18% – 45.07%	44.37% – 44.95%
Expected dividend yield	0.0%	0.0%	0.0%
Fair value of underlying ordinary share	US$6.99 – US$7.55	US$7.57 – US$9.30	US$3.16 – US$8.02
Expected terms	10 years	10 years	10 years

Summary of compensation expense recognized for RSUs
Compensation expense recognized for RSUs for the years ended December 31, 2021, 2022 and 2023 is allocated as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Research and development expenses	80,872	42,986	26,590
Selling, general and administrative expenses	76,085	481,567	139,340
Cost of revenues	6,524	—	—
Total	163,481	524,553	165,930
Compensation expense recognized for options for the years ended December 31, 2022 and 2023 is allocated as follows.

	Year ended December 31,
	2022	2023
	RMB	RMB
Research and development expenses	93,824	1,205
Selling, general and administrative expenses	107,274	6,890
Total	201,098	8,095